Schedule of Investments(a)
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.27%
Alternative Carriers–2.28%
Intelsat S.A.(b)	987,254	$22,351,431
Application Software–5.42%
Adobe, Inc.(b)	64,170	19,177,846
salesforce.com, inc.(b)	151,697	23,437,187
Splunk, Inc.(b)	77,387	10,471,235
		53,086,268
Consumer Electronics–1.60%
Sony Corp. (Japan)	275,900	15,669,575
Data Processing & Outsourced Services–8.49%
Fidelity National Information Services, Inc.	58,241	7,760,565
Fiserv, Inc.(b)	50,447	5,318,603
Mastercard, Inc., Class A	62,146	16,920,492
PayPal Holdings, Inc.(b)	238,128	26,289,331
Visa, Inc., Class A	151,095	26,894,910
		83,183,901
Health Care Equipment–5.18%
Abbott Laboratories	209,879	18,280,461
Boston Scientific Corp.(b)	295,289	12,537,971
Intuitive Surgical, Inc.(b)	10,379	5,391,994
Teleflex, Inc.	42,722	14,514,372
		50,724,798
Interactive Home Entertainment–10.97%
Activision Blizzard, Inc.	383,304	18,682,237
Electronic Arts, Inc.(b)	145,788	13,485,390
Nintendo Co., Ltd. (Japan)	82,800	30,335,530
Sea Ltd., ADR (Thailand)(b)	461,767	16,208,022
Take-Two Interactive Software, Inc.(b)	76,120	9,326,222
Ubisoft Entertainment S.A. (France)(b)	234,181	19,418,964
		107,456,365
Interactive Media & Services–12.69%
Alphabet, Inc., Class A(b)	42,982	52,360,672
Alphabet, Inc., Class C(b)	8,874	10,796,818
Facebook, Inc., Class A(b)	264,970	51,465,123
Match Group, Inc.	128,878	9,703,225
		124,325,838
Internet & Direct Marketing Retail–14.60%
Alibaba Group Holding Ltd., ADR (China)(b)	281,261	48,689,091
Amazon.com, Inc.(b)	48,919	91,321,011
Booking Holdings, Inc.(b)	1,577	2,975,184
		142,985,286
Shares		Value
Internet Services & Infrastructure–0.25%
Twilio, Inc., Class A(b)	17,729	$2,466,281
Life Sciences Tools & Services–6.08%
Illumina, Inc.(b)	103,602	31,016,367
IQVIA Holdings, Inc.(b)	113,754	18,106,224
Thermo Fisher Scientific, Inc.	37,415	10,389,397
		59,511,988
Managed Health Care–0.54%
UnitedHealth Group, Inc.	21,229	5,286,233
Movies & Entertainment–1.70%
Netflix, Inc.(b)	51,604	16,667,576
Semiconductor Equipment–4.94%
Applied Materials, Inc.	508,000	25,079,960
ASML Holding N.V., New York Shares (Netherlands)	104,413	23,264,261
		48,344,221
Semiconductors–8.09%
Broadcom, Inc.	72,037	20,890,010
NVIDIA Corp.	52,127	8,794,867
QUALCOMM, Inc.	130,647	9,558,134
Semtech Corp.(b)	396,747	20,976,014
Silicon Motion Technology Corp., ADR (Taiwan)	525,168	19,011,082
		79,230,107
Systems Software–9.64%
Microsoft Corp.	445,365	60,689,889
Palo Alto Networks, Inc.(b)	65,354	14,805,295
ServiceNow, Inc.(b)	68,368	18,964,599
		94,459,783
Technology Hardware, Storage & Peripherals–5.25%
Apple, Inc.	241,353	51,417,843
Trucking–1.55%
Lyft, Inc., Class A(b)(c)	87,294	5,313,586
Uber Technologies, Inc.(b)(c)	233,801	9,852,374
		15,165,960
Total Common Stocks & Other Equity Interests (Cost $509,996,560)		972,333,454
Money Market Funds–1.01%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)	3,470,773	3,470,773
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)	2,477,618	2,478,609

See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 2.15%(d)	3,932,497	$3,932,497
Total Money Market Funds (Cost $9,881,720)		9,881,879
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.28% (Cost $519,878,280)		982,215,333
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.45%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	10,621,611	10,621,611
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	3,539,121	$3,540,537
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,162,048)		14,162,148
TOTAL INVESTMENTS IN SECURITIES–101.73% (Cost $534,040,328)		996,377,481
OTHER ASSETS LESS LIABILITIES–(1.73)%		(16,928,492)
NET ASSETS–100.00%		$979,448,989
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$906,909,385	$65,424,069	$—	$972,333,454
Money Market Funds	24,044,027	—	—	24,044,027
Total Investments	$930,953,412	$65,424,069	$—	$996,377,481
Invesco Technology Fund